TRADE AND OTHER ACCOUNTS PAYABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 02, 2018	Dec. 31, 2017
Current
Trade and other accounts payables	$ 1,279,976		$ 1,349,201
Accrued liabilities at the reporting date	394,327		346,001
Total trade and other accounts payables	$ 1,674,303	$ 1,673,010	$ 1,695,202